Income and expenses - Finance Income and Finance Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 29, 2024
Finance income
Gain from financial assets measured at fair value (Note 9)		$ 3,237,000
Other finance income	$ 3,474,000	4,011,000	$ 5,422,000
Finance income	3,474,000	7,248,000	5,422,000
Interest income earned on cash balances held in bank accounts	2,901,000	2,558,000	1,675,000
Finance costs
Interest on debt instruments (Note 19)	1,036,000	1,776,000	24,414,000
Interest on loans and bank borrowings (Note 17 and Note 20)	9,241,000	7,198,000	3,794,000
Interest on leases (Note 18)	5,906,000	5,935,000	1,715,000
Interest On Leases Including Exchange Differences (Note 18)	6,338,000
Loss (gain) from financial assets measured at fair value (Note 9)	1,576,000
Interest on note and bill discounting	307,000	563,000	127,000
Other finance costs	2,277,000	6,470,000	8,743,000
Finance costs	20,775,000	$ 21,942,000	$ 38,793,000
Reinstated Senior Notes
Finance costs
Debt repurchase amount				$ 147,624,000
ABSA Financing [member]
Finance costs
Increase (Decrease) In Interest On Debt Instruments.	962,000
ABL Facility [member]
Finance costs
Increase (Decrease) In Interest On Debt Instruments.	$ 1,092,000